Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Other Intangible Assets [Line Items]
Intangible asset impairment	$ 14
Remaining weighted average amortization period	4 years 4 months 24 days
Amortization of intangible assets	4.9	5.2	2.9
Operating and selling expenses
Other Intangible Assets [Line Items]
Amortization of intangible assets	2.6
General and administrative expenses
Other Intangible Assets [Line Items]
Amortization of intangible assets	2.3
Trade Names
Other Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 5.7	$ 5.5